Contractual Maturities of Certificates of Deposit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 135,371
Time Deposit Maturities, Year Two	96,386
Time Deposit Maturities, Year Three	61,252
Time Deposit Maturities, Year Four	31,951
Time Deposit Maturities, Year Five	22,219
Time Deposit Maturities, after Year Five	3,377
Total certificates of deposit	$ 350,556	[1]	$ 277,236	[1]

[1]	(1) Includes brokered deposits of $20.7 million and $4.2 million at December 31, 2013 and 2012, respectively.